Business acquisitions and dispositions - Summary of Fair Value of Consideration From OUTFRONT Media Acquisition (Details) - OUTFRONT Media $ in Millions	Jun. 07, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 429
Total cost to be allocated	429
Trade and other receivables	40
Prepaid expenses	7
Assets held for sale	16
Property, plant and equipment	290
Finite-life intangible assets	17
Post-employment benefit assets	30
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(10)
Long-term debt	(100)
Deferred tax liabilities	(41)
Other non-current liabilities	(7)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	209
Cash and cash equivalents	11
Fair value of net assets acquired	220
Goodwill	$ 209